Share Capital and Reserves - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share (in shares)	4,254,583	12,896,931
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share (in shares)	87,940	242,000
Restricted Share Rights
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share (in shares)	30,027	0